SPINNAKER ETF TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

February 8, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Spinnaker ETF Trust - Registration Statement on Form N-1A
File Nos. 333-165711 and 811-22398.
Ladies and Gentlemen,
Transmitted for filing is the Registration Statement on Form N-1A for the Trust, pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T.

The Trust is asking that any written correspondence to the Trust be sent to the undersigned's attention at the following address:

Spinnaker ETF Trust
c/o The Nottingham Company
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
Attn:  Matthew J. Beck
Email:  matt.beck@ncfunds.com
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,
/s/ Matthew J. Beck
Matthew J. Beck

cc:	Sumeera Younis Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531